Gains and losses on disposal and main changes in scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Disclosure of discontinued operations

(in millions of euros)
EE’s net disposal value (1)	(a)	7,138
EE’s net book value	(b)	(5,725)
Other comprehensive income reclassified in profit or loss (2)	(c)	840
Consolidated net income after tax of discontinued operations in 2016	(a) + (b) + (c)	2,253
Indemnity received from BT(3)		29
Total Consolidated net income after tax of discontinued operations in 2016 and 2017		2,282

(1)	Included transaction costs and 173 million euros of dividends paid by EE before the disposal in January 2016.
(2)	Mainly included 836 million euros of cumulative translation adjustment reclassified in profit or loss.
(3)	Mainly includes the indemnity received from BT for 50 million euros, offset by tax effect.

Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

On August 14, 2018, the Group acquired 100% of Basefarm for an amount of 234 million euros.

(in millions of euros)	At acquisition date
Acquisition cost	234
Cash acquired net of transaction costs	(4)
Cash paid for investment securities, net of cash acquired	230

In accordance with IFRS 3R – Business Combinations, the Group has one year from the acquisition date to measure the fair value of identifiable assets and liabilities assumed. Work is not finalized yet. Amounts disclosed as at December 31, 2018 are thus temporary and will be reviewed during first semester of 2019.

(in millions of euros)	At acquisition date
Acquisition cost (a)	234
Net book value acquired before fair value measurement (b)	(58)
Goodwill (a)-(b)	292

This acquisition has no significant impact on revenues in 2018.

Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Cash acquired net of transaction costs	(18)
Cash paid for investment securities, net of cash acquired	32

Goodwill was recognized in the amount of 29 million euros, after allocation of the purchase price to identifiable assets and liabilities assumed :

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Fair value of non controlling interests	12
Acquisition cost (a)	62
Net book value acquired	7
Effects of fair value measurement:
Customer relationship(1)	18
Trademark (2)	8
Others intangibles(3)	4
Net deferred tax	(4)
Net asset remeasured at fair value (b)	33
Goodwill (a)-(b)	29

(1) Depreciation over 10 years

(2) Depreciation over 7 years

(3) Specific technology depreciated over 9 years

Entities in Africa [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

			Burkina	Sierra
(in millions of euros)	Liberia	DRC	Faso	Leone
Acquisition cost (1)	104	160	500	207
Loan reimbursement to former shareholders	16	—	—	79
Cash acquired net of transaction costs	2	18	(6)	—
Cash paid for investment securities, net of cash acquired	122	178	494	286

(1)	The price paid for the acquisitions in Burkina Faso and Sierra Leone includes in 2018, earn out mainly related to net debt, working capital and capital expenditures in 2018.

In accordance with IFRS 3R – Business Combinations, the fair value measurement of identifiable assets acquired and liabilities assumed, was finalized during the 2017 fiscal year. The adjustments recognized compared to the amounts published in 2016 were not significant and had no impact on the income of the period.

			Burkina	Sierra
At acquisition date (in millions of euros)	Liberia	DRC	Faso	Leone
Acquisition cost (a)	104	160	500	207
Net book value acquired	5	67	50	(16)
Effects of fair value measurement:
Customer base (1)	10	—	31	6
Trademark (2) (3)	6	1	1	0
Net deferred tax	(4)	(0)	(9)	(2)
Net asset remeasured at fair value (b)	17	68	73	(12)
Goodwill (a)-(b)	87	92	427	219

(1)	Depreciation over 5 years in Liberia, 4 years in Burkina Faso and Sierra Leone.
(2)	Depreciation over 15 years in Liberia.
(3)	Depreciation over 1 year in DRC, Burkina Faso and Sierra Leone (rights of use granted by sellers for 1 year and rebranding expected in 2017 by the Group).

Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

At acquisition
(in millions of euros)	date
Acquisition cost (a)	170
Net book value acquired	214
Effects of fair value measurement(1):
Assets
Credit portfolio	37
Investment portfolio	70
Hedging instruments	(15)
Other	4
Liabilities
Transactions with customers	(66)
Debt securities	(3)
Net deferred tax	(1)
Net asset remeasured at fair value (b)	240
Badwill (a)-(b)	(70)

(1)

The effect of the bank’s financial assets and liabilities remeasurement as of the acquisition date will be reversed over future years in profit or loss (net banking profit classified in “Other operating income”) according to the maturity of underlying instruments.